BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The Consolidated Financial Statements are presented in Canadian dollars, Pembina's functional currency, with all values presented in millions, unless otherwise indicated.
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The significant accounting policies applied in preparation of the Consolidated Financial Statements are set out below in Note 3 and have been applied consistently to all periods presented.
Certain insignificant comparative amounts have been reclassified to conform to the presentation adopted in the current year.
The Consolidated Financial Statements were authorized for issue by Pembina's Board of Directors on February 23, 2023.
a. Basis of Measurement
The Consolidated Financial Statements have been prepared on a historical cost basis with some exceptions, as detailed in the accounting policies set out below.
b. Basis of Consolidation
These Consolidated Financial Statements include the results of the Company and its subsidiaries together with its interests in joint arrangements.
i) Subsidiaries
Subsidiaries are entities, including unincorporated entities such as partnerships, controlled by Pembina. The financial results of subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries are aligned with the policies adopted by Pembina.
When there is a loss of control of a subsidiary in a transaction with a joint venture, the Company derecognizes the assets and liabilities of the subsidiary and other components of equity. However, there is an accounting policy choice to recognize the entirety of any resulting gain or loss in earnings on loss of control or to recognize the gain or loss only to the extent of the unrelated investor's interest in the joint venture. Pembina has elected to recognize the full gain in its entirety. As a result, any interest retained in the former subsidiary is measured at fair value when control is lost.
Non-controlling interests represent existing outside owned equity interests in a subsidiary. The non-controlling interests were recognized at fair value on the acquisition date and are presented as a separate component of equity. The equity interests bear conditional non-discretionary distributions and will continue to be held as a non-controlling interest in equity at their acquisition date fair value until derecognition, either when the conditions are met for reclassification from equity to financial liabilities, or when the equity interests are cancelled or on a loss of control of the relevant subsidiary.
ii) Joint Arrangements
Joint arrangements represent arrangements where Pembina has joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
Pembina recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses from the date that joint control commences until the date that joint control ceases. These have been incorporated in the financial statements under the appropriate headings.
Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost, or fair value if acquired as part of a business combination. Joint ventures are adjusted thereafter for the post-acquisition change in the Company's share of the equity accounted investees' net assets. Pembina's Consolidated Financial Statements include its share of the equity accounted investees' profit or loss and comprehensive income, or income equal to preferred distributions for certain preferred share interests in equity accounted investees, until the date that joint control ceases. When Pembina's share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that Pembina has an obligation or has made payments on behalf of the investee. Distributions from and contributions to investments in equity accounted investees are recognized when received or paid.
After application of the equity method, Pembina determines whether it is necessary to recognize an impairment loss on its equity accounted investees. At each reporting date, Pembina determines whether there is objective evidence that the equity accounted investment is impaired. If there is such evidence, Pembina calculates the amount of the impairment as the difference between the recoverable amount of the equity accounted investment and its carrying value, and then recognizes the loss within share of profit of equity accounted investees in the Consolidated Statement of Earnings and Comprehensive Income.
Acquisition of an incremental ownership in a joint arrangement where Pembina maintains joint control is recorded at cost or fair value if acquired as part of a business combination. Where Pembina has a partial disposal, including a deemed disposal, of a joint arrangement and maintains joint control, the resulting gains or losses are recorded in earnings at the time of disposal.
iii) Transactions Eliminated on Consolidation
Balances and transactions, and any revenue and expenses arising from transaction with or between subsidiaries are eliminated in preparing the Consolidated Financial Statements. Unrealized gains arising from transactions with investments in equity accounted investees, other than on their formation, are eliminated against the investment to the extent of Pembina's interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
iv) Foreign Currency
Transactions in foreign currencies are translated to Pembina's functional currency at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to Pembina's functional currency at the exchange rate at that date, with exchange differences recognized in earnings.
Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
The assets and liabilities of subsidiaries, and investments in equity accounted investees, whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation of subsidiaries and investments in equity accounted investees with a functional currency other than the Canadian dollar are included in other comprehensive income.
c. Use of Estimates and Judgments
The preparation of the Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that are based on the facts and circumstances and estimates at the date of the Consolidated Financial Statements and affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Impacts of Geopolitical Events in Eastern Europe and the Ongoing Impact of the COVID-19 Pandemic
Geopolitical events in Eastern Europe and continuing events and conditions related to the COVID-19 pandemic are driving significant volatility in commodity prices and currencies, disruption of business operations and a significant increase in economic uncertainty and inflation. Management applied its judgment in determining the impact of the significant uncertainties created by these events and conditions when using estimates and judgments as well as when assessing fair values of assets and liabilities in the Consolidated Financial Statements.
The following judgments and estimation uncertainties are those management considers material to the Consolidated Financial Statements:
Judgments
(i) Impairment of Non-Financial Assets
Assessment of impairment of non-financial assets is based on management's judgment of whether or not events or changes in circumstances indicate that the carrying value of an asset, investment, cash generating unit ("CGU") or group of CGUs may exceed its recoverable amount. The determination of a CGU is based on management's judgment and is an assessment of the smallest group of assets that generate cash inflows independently of other assets. When an impairment test is performed, the carrying value of a CGU or group of CGUs is compared to its recoverable amount, defined as the greater of fair value less costs of disposal and value in use. As such, the asset composition of a CGU or group of CGUs directly impacts both the carrying value and recoverability of the assets included therein.
(ii) Joint Control Over Joint Arrangements
The determination of joint control requires judgment about the influence Pembina has over decisions about the relevant activities of an arrangement and the extent of the benefits it obtains based on the facts and circumstances of the arrangement during the reporting period. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
Estimates
(i) Deferred Taxes
The calculation of the deferred tax asset or liability is based on assumptions about the timing of many taxable events and the enacted or substantively enacted rates anticipated to be applicable to income in the years in which temporary differences are expected to be realized or reversed. Deferred income tax assets are recognized to the extent that it is probable that the deductible temporary differences will be recoverable in future periods, and estimates and judgment are used in assessing the recognition. Estimates including, but not limited to, the timing of reversal and future taxability may differ on actual realization, and may result in an income tax charge or credit in future periods.
(ii) Impairment of Non-Financial Assets
In determining the recoverable amount of a CGU, a group of CGUs or an individual asset, management uses its best estimates of future cash flows, including considerations related to climate change, access to global markets and energy transition, and assesses discount rates to reflect management's best estimate of a rate that reflects a current market assessment of the time value of money and the specific risks associated with the underlying assets and cash flows.
(iii) Acquisition of an interest in a Joint Venture
Acquisitions of interests in joint ventures that meet the definition of a business involve application of the acquisition method of accounting in order to apply the equity method post-acquisition. The determination of fair value often requires management to make judgments about future possible events. The assumptions with respect to the fair value of consideration exchanged and intangible assets require the most judgment. Estimates of future cash flows, forecast revenue, contract renewal rates, and discount rates are made in determining the fair values of the businesses contributed to the joint venture and Pembina's share of the fair value of assets acquired and liabilities assumed. Changes in these assumptions or estimates used in determining the fair values of the businesses contributed or Pembina's share of acquired assets and liabilities could impact the amounts assigned to the investment in Pembina Gas Infrastructure Inc. ("PGI"), the gain on the disposition, as well as the assets, liabilities, intangible assets, goodwill and deferred taxes in the in-substance purchase price equation for the investment in PGI. Future earnings can be affected as a result of changes in Pembina's share of the joint venture's equity accounted profits or losses due to differences in future depreciation and amortization, asset or goodwill impairment.